Cash and stock-based compensation plans (Details 2)	12 Months Ended
	Dec. 31, 2017 USD ($) Year	Dec. 31, 2016 USD ($) Year	Dec. 31, 2015 USD ($) Year
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average fair value per option	$ 0	$ 0
Weighted average expected term, in years | Year	0	0	5.5
Expected volatility	0.00%	0.00%	22.00%
Risk-free rate	0.00%	0.00%
Expected dividend	0.00%	0.00%	5.00%
Bottom of range [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average fair value per option			$ 1.95
Risk-free rate			0.02%
Top of range [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average fair value per option			$ 2.06
Risk-free rate			1.52%